INSURANCE CONTRACTS (Details 9) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Payment Year One [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	R$ 3,147,090
Payment Year One [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,325,412
Payment Year One [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,425,283
Payment Year One [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,165,598
Payment Year One [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,079,842
Payment Year One [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,068,543
Payment Year One [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,419,675
Payment Year One [Member] | Eight years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,561,467
Payment Year One [Member] | Nine years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,907,587
Payment Year One [Member] | Ten Years Before Reporting Year [Member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,341,281
Payment Year One [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,341,281
Estimate of claims up to the base date	18,384,490
Estimated claims payable by the base date	13,043,209
Payment Year Two [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,527,701
Payment Year Two [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,587,690
Payment Year Two [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,827,487
Payment Year Two [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,492,486
Payment Year Two [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,453,209
Payment Year Two [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,469,287
Payment Year Two [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,315,384
Payment Year Two [Member] | Eight years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,034,738
Payment Year Two [Member] | Nine years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,285,128
Payment Year Two [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	5,285,128
Estimate of claims up to the base date	6,654,756
Estimated claims payable by the base date	1,369,628
Payment Year Three [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,229,917
Payment Year Three [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,272,884
Payment Year Three [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,494,627
Payment Year Three [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,174,129
Payment Year Three [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,205,311
Payment Year Three [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,077,599
Payment Year Three [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,009,581
Payment Year Three [Member] | Eight years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,809,757
Payment Year Three [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,809,757
Estimate of claims up to the base date	5,356,694
Estimated claims payable by the base date	546,937
Payment Year Four [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,241,950
Payment Year Four [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,273,854
Payment Year Four [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,508,782
Payment Year Four [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,183,827
Payment Year Four [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,222,927
Payment Year Four [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,070,984
Payment Year Four [Member] | Seven years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,011,871
Payment Year Four [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	4,011,871
Estimate of claims up to the base date	4,341,056
Estimated claims payable by the base date	329,185
Payment Year Five [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,268,150
Payment Year Five [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,296,538
Payment Year Five [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,518,145
Payment Year Five [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,205,111
Payment Year Five [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,241,856
Payment Year Five [Member] | Six years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,091,474
Payment Year Five [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,091,474
Estimate of claims up to the base date	3,270,208
Estimated claims payable by the base date	178,734
Payment Year Six [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,282,321
Payment Year Six [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,306,411
Payment Year Six [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,526,704
Payment Year Six [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,207,657
Payment Year Six [Member] | Five years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,253,344
Payment Year Six [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,253,344
Estimate of claims up to the base date	3,372,873
Estimated claims payable by the base date	119,529
Payment Year Seven [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,291,007
Payment Year Seven [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,316,805
Payment Year Seven [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,539,966
Payment Year Seven [Member] | Four years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,222,304
Payment Year Seven [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,222,304
Estimate of claims up to the base date	3,312,236
Estimated claims payable by the base date	89,932
Payment Year Eight [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,298,296
Payment Year Eight [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,311,986
Payment Year Eight [Member] | Three years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,542,393
Payment Year Eight [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,542,393
Estimate of claims up to the base date	3,614,463
Estimated claims payable by the base date	72,070
Payment Year Nine [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,304,334
Payment Year Nine [Member] | Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,324,966
Payment Year Nine [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,324,966
Estimate of claims up to the base date	3,375,871
Estimated claims payable by the base date	50,905
Payment Year Ten [Member] | One year before reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,319,658
Payment Year Ten [Member] | Reporting year [member]
IfrsStatementLineItems [Line Items]
Payments accumulated up to the base date	3,319,658
Estimate of claims up to the base date	R$ 3,319,658